INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	December 31,	December 31,
	2018	2019
	RMB	RMB
Brokerage licenses	49,875	54,006
Trade Name	—	6,400
Technology	—	27,600
Total Intangible assets	49,875	88,006
Accumulated amortization	(5,142)	(14,530)
Intangible assets, net	44,733	73,476